Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS

In January 2012, the Company incorporated Vimicro Guiyang Corporation ("Vimicro Guiyang") through Vimicro Tianjin. Vimicro Guiyang is a limited liability company with an unlimited operating period. Vimicro Guiyang will focus on the design, manufacture and sales of security and surveillance products, as well as the execution and maintenance of local security and surveillance projects.

In March 2012, the Company signed an agreement for a $29.5 million asset-backed loan with China Construction Bank. The loan has a 5-year term with an annualized variable interest rate equal to 105% of the benchmark lending rate designated by the People's Bank of China. The loan will be mainly used for the funding of research and development activities and construction projects associated with security and surveillance business.

In connection with the agreement, Vimicro Tianjin has pledged as collateral the facility under construction and the underlying land use rights. Vimicro Beijing is a guarantor under the facility agreement.

Under the agreement, there are certain covenants that impose operating and financing restrictions on Vimicro Tianjin, which including restrictions from using the loan proceeds for other purposes; restrictions from creating additional security interests over assets, tangible or intangible, requirements to obtain prior written consent from the bank with respect to mergers or divestments, transfer of equity interests, investments or incurrence of material indebtedness by Vimicro Tianjin; and requirements to maintain certain financial ratios relating to the indebtedness and contingent liabilities of Vimicro Tianjin.

In addition, Vimicro Beijing also has agreed to certain negative covenants, including requirement to obtain prior written consent from the bank in connection with any additional guarantee provided by Vimicro Beijing deemed unaffordable by Vimicro Beijing and restrictions on undertaking significant corporate actions, in its capacity as a guarantor.